ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Reconciliation of beginning and ending amount of unrecognized tax benefits [Roll Forward]
Gross unrecognized tax benefits beginning of year	$ 1,793	$ 1,923	$ 1,531
Increase in tax positions for prior years	0	0	230
Increase in tax positions for current year	754	556	481
Settlements with taxing authorities	0	0	0
Lapse in statute of limitations	(338)	(686)	(319)
Gross unrecognized tax benefits end of year	2,209	1,793	1,923
Income tax penalties and interest accrued	$ 200	$ 200	$ 200